Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	December 31, 2025	December 31, 2024

Cash at bank and on hand	48,410	30,608
Short-term deposits and shares of mutual funds (a)	5,191	2,810
Cash and cash equivalents	53,601	33,418

(a)Short-term deposits and shares of mutual funds are cash equivalents held for the purpose of meeting short-term cash commitments with maturities of three months or less from the date of acquisition and subject to insignificant risk of changes in value.
The breakdown of cash and cash equivalents by region is as follows:

	December 31, 2025	December 31, 2024

Brazil	23,595	2,645
Chile	11,835	6,047
Colombia	2,988	8,674
United Kingdom	7,335	10,920
Uruguay	3,475	3,013
Other	4,373	2,119
Cash and cash equivalents	53,601	33,418